Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Cash	$ 654
Prepaid expense	345
Total Current Assets	999
Deferred offering costs	46,978
Intangible asset – Client/Customer list, net	250	1,000
Total Other Assets	47,228	1,000
TOTAL ASSETS	48,227	1,000
Accrued expenses	66,695	615
Loans – unrelated parties	9,749
TOTAL LIABILITIES	76,444	615
Preferred stock, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 6,000,000 shares issued and outstanding	6,000	6,000
Additional paid in capital
Deficit accumulated during development stage	(34,217)	(5,615)
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(28,217)	385
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 48,227	$ 1,000